SUPPLEMENT DATED MAY 27, 2008
TO
PROSPECTUS DATED MAY 20, 2008
FOR
SUN PRIME SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE
ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

Death Benefit Option C is not available.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.